Note 9 - Debt (Detail) - Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
HSH
Borrower / Vessels	$ 153,027		$ 173,980
Less-current portion	(153,027)		(173,980)
Debt related to Vessel held for sale	19,592		19,769
Debt Discount			(371)	[1]
Warhol / Miss Marilena [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	29,456		32,932
Indiana / Tyrrhenian Wave [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	21,224		23,911
Britto / Britto [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	26,393		29,500
Jeke / Evian (ex Papillon) [Member] | HSH Facility [Member]
HSH
Borrower / Vessels	15,662	[2]
Jeke / Evian (ex Papillon) [Member]
HSH
Debt related to Vessel held for sale		[2]	19,769	[2]
Banksy / Ionian Wave [Member] | DVB [Member]
HSH
Borrower / Vessels		[3]	21,110	[3]
Banksy / Ionian Wave [Member]
HSH
Debt related to Vessel held for sale	19,592	[3]		[3]
Hongbo / Hongbo [Member] | DVB [Member]
HSH
Borrower / Vessels	24,289		26,306
Hongbo / Bridge Loan [Member] | DVB [Member]
HSH
Borrower / Vessels	3,520		4,928
Lichtenstein / Lichtenstein [Member] | ALPHA [Member]
HSH
Borrower / Vessels	26,819		29,179
The Company [Member] | Laurasia Trading Ltd Credit Facility [Member]
HSH
Borrower / Vessels	3,032	[1]	3,942	[1]
The Company [Member] | Central Mare Inc Credit Facility [Member]
HSH
Borrower / Vessels	2,218		2,147
The Company [Member] | Shipping Financial Services Inc [Member]
HSH
Borrower / Vessels	$ 414		$ 396

[1]	The Laurasia Trading facility was presented under Convertible Loans as of December 31, 2010 and 2011 but the conversion feature was cancelled on August 15, 2012
[2]	M/V Evian as of December 31, 2011 was classified as held for sale, while as of December 31, 2012 it is classified as held for use.
[3]	M/T UACC Sila as of December 31, 2012 was classified as held for sale.